Note 13 - Income Taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Provision at statutory rate, amount									$ 4,766	$ 2,047
Provision at statutory rate, percent									21.00%	21.00%
Tax-exempt income, amount									$ (703)	$ (669)
Tax-exempt income, percent									(3.10%)	(6.90%)
Other, amount									$ 2	$ 23
Other, percent									0.00%	0.30%
Total provision	$ 1,027	$ 1,174	$ 968	$ 896	$ 467	$ 295	$ 565	$ 74	$ 4,065	$ 1,401
Actual tax expense and effective rate, percent									17.90%	14.40%